Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Parenthetical) (Detail) (Floating Rate Receivable [Member])	Dec. 31, 2012
Derivative [Line Items]
LIBOR fixed	1.12%
LIBOR rate receivable cap	3.50%
Currency swaps maturing in 2013 [Member]
Derivative [Line Items]
LIBOR fixed	1.12%
LIBOR rate receivable cap	3.50%